Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property and Equipment, Net
Property and Equipment, Net

Note 8. Property and Equipment, Net

Property and equipment, net, are recorded at historical cost and consist of the following at December 31 (in thousands):

	2021	2020
Machinery and equipment	$6,861	$5,102
Leasehold improvements	4,212	4,166
Software	3,831	888
Construction in progress	5,086	70
Other	89	42
	20,079	10,268
Less: accumulated depreciation and amortization	(5,376)	(3,398)
Property and equipment, net	$14,703	$6,870

Depreciation and amortization expense amounted to $2.1 million, $1.3 million and $0.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.